PRINCIPAL ACCOUNTING POLICIES - Group's advances from customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES
Opening balance	¥ 15,357	¥ 3,392	¥ 331
Increase , net	10,894	11,965	3,061
Closing balance	26,251	15,357	3,392
Revenue recognized from opening balance	¥ 15,357	¥ 3,392	¥ 331